Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following Pay Versus Performance information presents the compensation of our Named Executive Officers (“NEOs”) disclosed in the Summary Compensation Table as well as Compensation Actually Paid (“CAP”) to our NEOs and certain performance measures prepared in accordance with Item 402(v) of SEC Regulations S-K as of November 30, 2024.

As discussed further below, the CAP amounts do not necessarily represent actual compensation earned or realized by our NEOs in a given year. The Compensation Committee did not consider the Pay Versus Performance information in 2024 in making its compensation decisions for our NEOs. For additional information about our performance-based pay philosophy and how the Compensation Committee aligns executive compensation with our performance, refer generally to the sections above.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(1)	Value of Initial Fixed $100 Investment Based On(2): TSR	Net Income
2024	531,015	498,765	488,327	488,327	65.25	825,677
2023	$417,457	402,457	$408,955	$408,955	$74.24	$972,110
2022	$739,873	679,873	$528,685	$491,185	$88.37	$3,736,145

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(1)      The CAP amounts presented reflect the following adjustments to compensation reported within the Summary Compensation Table as required by the SEC:

	2024		2023		2022
Adjustments to Summary Compensation Table amounts to CAP amounts	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table	$531,015	$488,327	$417,457	$408,955	$739,873	$528,685
Grant Date FV of option awards granted in fiscal year	$(32,250)	$—	$(15,000)	—	$(60,000)	$37,500
Total Compensation Actually Paid	$498,765	$488,327	$402,457	$408,955	$679,873	$491,185

(2)      Total Shareholder Return (“TSR”) represents cumulative total shareholder return on a fixed investment of $100 in our common stock for the period beginning on the last trading day of the fiscal year ended November 30, 2021 through the last trading day of the applicable fiscal year.

PEO Total Compensation Amount		$ 531,015	$ 417,457	$ 739,873
PEO Actually Paid Compensation Amount	[1]	$ 498,765	402,457	679,873
Adjustment To PEO Compensation, Footnote

(1)      The CAP amounts presented reflect the following adjustments to compensation reported within the Summary Compensation Table as required by the SEC:

	2024		2023		2022
Adjustments to Summary Compensation Table amounts to CAP amounts	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table	$531,015	$488,327	$417,457	$408,955	$739,873	$528,685
Grant Date FV of option awards granted in fiscal year	$(32,250)	$—	$(15,000)	—	$(60,000)	$37,500
Total Compensation Actually Paid	$498,765	$488,327	$402,457	$408,955	$679,873	$491,185

Non-PEO NEO Average Total Compensation Amount		$ 488,327	408,955	528,685
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 488,327	408,955	491,185
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	[2]	$ 65.25	74.24	88.37
Net Income (Loss)		825,677	972,110	3,736,145
PEO | Grant Date FV of Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(32,250)	(15,000)	(60,000)
Non-PEO NEO | Grant Date FV of Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 37,500

[1]	The CAP amounts presented reflect the following adjustments to compensation reported within the Summary Compensation Table as required by the SEC:
	2024		2023		2022
Adjustments to Summary Compensation Table amounts to CAP amounts	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table	$531,015	$488,327	$417,457	$408,955	$739,873	$528,685
Grant Date FV of option awards granted in fiscal year	$(32,250)	$—	$(15,000)	—	$(60,000)	$37,500
Total Compensation Actually Paid	$498,765	$488,327	$402,457	$408,955	$679,873	$491,185

[2]	Total Shareholder Return (“TSR”) represents cumulative total shareholder return on a fixed investment of $100 in our common stock for the period beginning on the last trading day of the fiscal year ended November 30, 2021 through the last trading day of the applicable fiscal year.